Trade receivables - Schedule of Trade Receivables (Details) - Other receivables - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	SFr 374.0	SFr 305.9
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	379.5	311.7
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	SFr (5.6)	SFr (5.7)